Cover Page Cover Page	Jan. 25, 2022
Class of Stock [Line Items]
Entity Central Index Key	0000007084
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	ARCHER-DANIELS-MIDLAND CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-44
Entity Tax Identification Number	41-0129150
Entity Address, Address Line One	77 West Wacker Drive, Suite 4600
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	634-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ADM
Security Exchange Name	NYSE
Debt Securities [Member]
Class of Stock [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
No Trading Symbol Flag	true
Security Exchange Name	NYSE